SHAREHOLDERS' EQUITY (Status of the Company's Share Option Plans) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Options
Outstanding - beginning of year	1,417,191
Granted	371,419	290,597	434,571
Exercised	117,185	458,801	268,022
Expired and forfeited	141,352	193,470	144,854
Outstanding - year end	1,530,073	1,417,191
Vested and expected to vest at year-end	1,530,073
Options exercisable at year-end	728,065
Weighted Average Exercise Price
Outstanding - beginning of year	$ 14.02
Granted	26.22
Exercised	10.01
Expired and forfeited	14.25
Outstanding - year end	17.27	$ 14.02
Vested and expected to vest at year-end	17.27
Options exercisable at year-end	$ 12.71